Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 152,721	$ 178,079
Short-term bank deposits	47,045	158,203
Cash and cash equivalents	$ 199,766	$ 336,282	$ 290,276	$ 273,635